CrowdStreet REIT I, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2024

(Unaudited)

	Shares	Value
PRIVATE REAL ESTATE INVESTMENTS - 83.07%

Multi-Family Residential - 46.32%
Brixton Atlee TIC, LP (b)(c)(d)	-	$2,088,000
CS Dalan Investors, LLC (b)(c)(d)	-	2,739,000
Kernan Partners, LLC (b)(c)(d)	-	-
KV Aventura Holdings, LLC (b)(c)(d)	-	1,590,000
Locale Investor, LLC (b)(c)(d)	-	1,287,000
915 Division CrowdStreet Investors, LLC (a)(b)(c)(d)(e)	-	5,400,000
North Park Titleholder, LLC (a)(b)(c)(d)	-	4,100,000
		17,204,000
Industrial - 24.47%
HIP CS Investors, LLC (a)(b)(c)(d)	-	3,687,000
PEP II Alligood Industrial Park Co-Investor, LLC (a)(b)(c)(d)	-	1,750,000
Rhino MT Andover, LLC (b)(c)(d)	-	1,903,000
Rhino Taunton B2B Investors, LLC (a)(b)(c)(d)	-	1,750,000
		9,090,000
Office Space - 0.00%
ONH AFS CS Investors, LLC (a)(b)(c)(d)	-	-

Specialty Retail - 12.28%
OC-Series Fund I, LLC - Gator Volt Fund (a)(b)(c)(d)	-	1,500,000
OC-Series Fund I, LLC - OBT Volt Fund (a)(b)(c)(d)	-	3,061,000
		4,561,000

TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $39,150,000)		30,855,000

TOTAL INVESTMENTS (Cost $39,150,000) - 83.07%		$30,855,000

Other Assets in Excess of Other Liabilities - 16.93%		6,289,773

NET ASSETS - 100.00%		$37,144,773

(a)	Non-income producing security.
(b)	Level 3 security fair valued using significant unobservable inputs.
(c)	Restricted securities, which are securities that may not be resold to the public without an effective registration under the Securities Act of 1933, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund has no ability to demand registration of any restricted securities held as of the date of these financial statements.
(d)	Investment does not issue shares.
(e)	CrowdStreet Inc. and subsidiaries do not have an economic interest in this entity.